BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution) (Details) - FAVs [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Share in income related to common stockholders	$ 49
Share in income related to preferred stock	218
Net income	$ 267